Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Summary of supplemental information related to operating leases
A summary of supplemental information related to operating leases as of December 31, 2023 and 2024 is as follows:

	As of December 31,
	2023	2024
	(RMB in millions)
Operating lease ROU assets	20,863	24,532
Operating lease liabilities-current	7,755	7,606
Operating lease liabilities-non-current	13,676	18,106

Total operating lease liabilities	21,431	25,712

Weighted average remaining lease term	5.4 years	7.2 years
Weighted average discount rate	4.7%	4.2%

Summary of lease cost recognized and supplemental cash flow information related to operating leases
A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive income and supplemental cash flow information related to operating leases is as follows:

	For the year ended December 31,
	2022	2023	2024
	(RMB in millions)
Operating lease cost	7,951	8,917	8,934
Short-term lease cost	3,181	3,358	3,263

Total	11,132	12,275	12,197

Cash paid for operating leases	7,915	9,086	9,546

Summary of maturity of lease liabilities
A summary of maturity of operating lease liabilities under the Group’s non-cancelable
operating leases as of December 31, 2024 is as follows:

As of December 31, 2024
(RMB in millions)
2025	7,778
2026	4,878
2027	3,199
2028	2,498
2029	1,975
2030 and thereafter	9,568

Total lease payments	29,896
Less: interest	(4,184)

Present value of operating lease liabilities	25,712